Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	BrokerageLink	Self-directed accounts	**	$1,211,674
	Massachusetts Mutual Life Insurance Company	Guaranteed Investment Contract # 30202	**	72,246
	Transamerica Life Insurance Company	Guaranteed Investment Contract # MDA00951TR	**	74,088
	The Prudential Insurance Company of America	Guaranteed Investment Contract # GA-62468	**	71,728
	Voya Retirement Insurance and Annuity Company	Guaranteed Investment Contract # 60376	**	52,698
	Nationwide Life Insurance Company	Guaranteed Investment Contract # GAL_DUKE_IP_0114	**	76,017
	American General Life Insurance Company	Guaranteed Investment Contract # 1651431	**	71,856
*	Duke Energy Common Stock	Common Stock	**	1,040,764
*	Fidelity DUKE ENERGY HOLDING ACCOUNT	Registered Investment Company	**	4,981
*	JPMORGAN:PRIME MM;CAP	Registered Investment Company	**	233
*	Fidelity Treasury Portfolio Institution	Registered Investment Company	**	26,256
*	0-5 YEAR U.S. TIPS FUND	Common Collective Trusts	**	51,879
*	BLACKROCK MSCI ACWI EX-U.S. INDEX F	Common Collective Trusts	**	944,906
*	BLACKROCK RUSS 2500 INDEX FD	Common Collective Trusts	**	520,578
*	BLACKROCK U.S. DEBT INDEX F	Common Collective Trusts	**	438,922
*	BLK MSCI ACWI Ex-US IMI Idx Fund E	Common Collective Trusts	**	100,023
*	BTC EQUITY INDEX FUND CL F	Common Collective Trusts	**	3,997,169
*	BTC TRSY INFL PROTCTD SECS FD	Common Collective Trusts	**	4,123
*	CREDIT SUISSE ENH COMDTY RET TRST CL 0RS	Common Collective Trusts	**	4,954
*	DIVERSIFIED EQUITY FUND F	Common Collective Trusts	**	645,503
*	DIVERSIFIED FIXED INCOME FUND F	Common Collective Trusts	**	358,060
*	DIVERSIFIED TACTICAL FUND F	Common Collective Trusts	**	454,713
*	DWS RREEF GIB Real Estate	Common Collective Trusts	**	27,740
*	EMERGING MARKETS ALPHA TILTS - ENH	Common Collective Trusts	**	202,679
*	ENHANCED ROLL YIELD INDEX FU CL1	Common Collective Trusts	**	7,228
*	FIRST SENTIER GLBL INFRAST (CIT)	Common Collective Trusts	**	3,699
*	GLOBAL CORE INFRASTRUCTURE I CL1	Common Collective Trusts	**	18,133
*	HIGH YIELD PORTFOLIO INSTL CL	Common Collective Trusts	**	3,413
*	INTERMEDIATE GOVT BOND INDEX FUND	Common Collective Trusts	**	42,378
*	LONG TERM CREDIT BOND INDEX FUND	Common Collective Trusts	**	35,440
*	Long Term Gov Bd Index Fd	Common Collective Trusts	**	36,935
*	LSV INTERNATIONAL ACWI EX-US VALUE EQUITY FUND CL-	Common Collective Trusts	**	156,480
*	PIMCO ASSET BACK SECS PORT-UNL	Common Collective Trusts	**	71,844
*	PIMCO EMMERG MKTS FD INST CL	Common Collective Trusts	**	8,485
*	PIMCO INTL PORT FUND(UNLISTED)	Common Collective Trusts	**	7,307
*	PIMCO INV GRD CORP PORT(UNLST)	Common Collective Trusts	**	72,360
*	PIMCO MTG PORT INSTL CL(UNLST)	Common Collective Trusts	**	39,396
*	PIMCO MUNI SECTR PORT INSTL CL	Common Collective Trusts	**	3,354
*	PIMCO REAL RETRN BD FD INST CL	Common Collective Trusts	**	15,379
*	PIMCO SHORT TM FLT NAV PORT II	Common Collective Trusts	**	26,066
*	PIMCO US GOVT SECTOR PORT INST	Common Collective Trusts	**	46,623
*	Russell 1000 Index Fund	Common Collective Trusts	**	223,563

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	Russell 2000 Index Fund A	Common Collective Trusts	**	68,232
	SEI Trust Company	Common Collective Trusts	**	8,915
*	SHORT-TERM INVESTMENT FUND	Common Collective Trusts	**	8
*	US REAL ESTATE SECURITIES FU CL1	Common Collective Trusts	**	63,401
*	US Securitized Index Fund E	Common Collective Trusts	**	12,304
*	WILLIAM BLAIR INTERNATIONAL LEADERS CIT CLASS 6	Common Collective Trusts	**	139,679
*	WORLD EX-US ALPHA TILTS - ENHANCED	Common Collective Trusts	**	333,995
*	US Dollar	Currency	**	9,031
*	AAR CORP	Publicly-traded stock	**	2,421
*	ACADEMY SPORTS & OUTDOORS IN	Publicly-traded stock	**	3,551
*	ACI WORLDWIDE INC	Publicly-traded stock	**	4,695
*	ADVANCED DRAINAGE SYSTEMS IN	Publicly-traded stock	**	2,426
*	ALIGNMENT HEALTHCARE INC	Publicly-traded stock	**	4,672
*	ALMONTY INDUSTRIES INC	Publicly-traded stock	**	886
*	ALPHATEC HOLDINGS INC	Publicly-traded stock	**	901
*	AMDOCS LTD	Publicly-traded stock	**	1,315
*	API GROUP CORP	Publicly-traded stock	**	2,799
*	APOGEE ENTERPRISES INC	Publicly-traded stock	**	1,157
*	APPLIED DIGITAL CORP	Publicly-traded stock	**	16,625
*	APPLIED OPTOELECTRONICS INC	Publicly-traded stock	**	1,708
*	ARCELLX INC	Publicly-traded stock	**	700
*	ATRICURE INC	Publicly-traded stock	**	3,913
*	AVANTOR INC	Publicly-traded stock	**	911
*	AVIENT CORPORATION COM	Publicly-traded stock	**	1,786
*	AVISTA CORP	Publicly-traded stock	**	2,573
*	AXALTA COATING SYSTEMS LTD	Publicly-traded stock	**	2,463
*	AXON ENTERPRISE INC	Publicly-traded stock	**	1,313
*	AXSOME THERAPEUTICS INC	Publicly-traded stock	**	2,153
*	AXT INC	Publicly-traded stock	**	1,258
*	BABCOCK & WILCOX ENTERPR	Publicly-traded stock	**	2,133
*	BALL CORP COM	Publicly-traded stock	**	3,903
*	BJ'S WHOLESALE CLUB HOLDINGS	Publicly-traded stock	**	1,820
*	BLACKBERRY LTD	Publicly-traded stock	**	1,591
*	BLACKLINE INC	Publicly-traded stock	**	1,145
*	BLOOM ENERGY CORP- A	Publicly-traded stock	**	4,244
*	BLUE BIRD CORP	Publicly-traded stock	**	1,392
*	BOISE CASCADE CO	Publicly-traded stock	**	1,196
*	BORG WARNER INC	Publicly-traded stock	**	1,491
*	BRIDGEBIO PHARMA INC	Publicly-traded stock	**	3,169
*	BRIXMOR PROPERTY GROUP INC	Publicly-traded stock	**	1,187
*	BRUNSWICK CORP	Publicly-traded stock	**	4,044
*	BWX TECHNOLOGIES INC	Publicly-traded stock	**	1,283
*	CALAVO GROWERS INC	Publicly-traded stock	**	1,096
*	CALIX INC.	Publicly-traded stock	**	1,060
*	CAMPING WORLD HOLDINGS INC-A	Publicly-traded stock	**	977
*	CELSIUS HOLDINGS INC	Publicly-traded stock	**	3,532
*	CHEESECAKE FACTORY INC/THE	Publicly-traded stock	**	1,815

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	CHORD ENERGY CORP	Publicly-traded stock	**	1,877
*	CIENA CORP	Publicly-traded stock	**	3,205
*	CLEAN HARBORS INC	Publicly-traded stock	**	1,164
*	CLEARWATER ANALYTICS HDS-A	Publicly-traded stock	**	3,278
*	COMFORT SYSTEMS USA INC	Publicly-traded stock	**	7,281
*	COOPER COS INC/THE	Publicly-traded stock	**	1,320
*	COPT DEFENSE PROPERTIES	Publicly-traded stock	**	1,714
*	CORE & MAIN INC-CLASS A	Publicly-traded stock	**	2,171
*	CRINETICS PHARMACEUTICALS IN	Publicly-traded stock	**	1,379
*	CROWN HOLDINGS INC	Publicly-traded stock	**	1,837
*	CULLEN/FROST BANKERS INC	Publicly-traded stock	**	2,923
*	CUSTOMERS BANCO	Publicly-traded stock	**	4,258
*	DAVE INC	Publicly-traded stock	**	7,161
*	DELUXE CORP	Publicly-traded stock	**	1,665
*	DENISON MINES CORP	Publicly-traded stock	**	2,735
*	DIGITALOCEAN HOLDINGS INC	Publicly-traded stock	**	1,744
*	DOMINO'S PIZZA INC	Publicly-traded stock	**	1,874
*	EAGLE MATERIALS INC	Publicly-traded stock	**	4,434
*	EAST WEST BANCORP INC	Publicly-traded stock	**	2,360
*	ENERSYS	Publicly-traded stock	**	3,326
*	ENOVIS CORP	Publicly-traded stock	**	1,510
*	ENSIGN GROUP INC/THE	Publicly-traded stock	**	3,013
*	ESCO TECHNOLOGIES INC	Publicly-traded stock	**	1,862
*	ESSENTIAL UTILS INC COM	Publicly-traded stock	**	1,473
*	EVERCORE INC - A	Publicly-traded stock	**	1,821
*	EVEREST GROUP LTD COM	Publicly-traded stock	**	1,439
*	EXLSERVICE HOLDINGS INC	Publicly-traded stock	**	2,254
*	FABRINET	Publicly-traded stock	**	1,235
*	FB FINL CORP	Publicly-traded stock	**	1,606
*	FEDERAL REALTY INVS TRUST	Publicly-traded stock	**	1,851
*	FIRSTCASH HOLDINGS INC	Publicly-traded stock	**	5,602
*	FIVE BELOW	Publicly-traded stock	**	1,651
*	FLOWSERVE CORP	Publicly-traded stock	**	4,275
*	FRESHPET INC	Publicly-traded stock	**	980
*	FULLER H B CO	Publicly-traded stock	**	1,386
*	GENIUS SPORTS LTD	Publicly-traded stock	**	2,083
*	GLACIER BANCORP INC	Publicly-traded stock	**	2,461
*	GLACIER BANCORP INC NEW	Publicly-traded stock	**	2,447
*	GLOBALSTAR	Publicly-traded stock	**	2,852
*	GRAND CANYON EDUCATION INC	Publicly-traded stock	**	1,977
*	GRANITE CONSTRUCTION INC	Publicly-traded stock	**	3,681
*	GREIF INC	Publicly-traded stock	**	2,535
*	GUARDANT HEALTH INC	Publicly-traded stock	**	2,897
*	GULFPORT ENERGY CORP	Publicly-traded stock	**	1,382
*	HA SUSTAINABLE INFRASTRUCTURE	Publicly-traded stock	**	1,033
*	HAMILTON LANE INC	Publicly-traded stock	**	1,404
*	HCI GROUP INC	Publicly-traded stock	**	5,497
*	HELIOS TECHNOLOGIES INC COM	Publicly-traded stock	**	444

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	HENRY SCHEIN INC	Publicly-traded stock	**	1,198
*	HUB GROUP INC	Publicly-traded stock	**	1,292
*	HUBBELL INC	Publicly-traded stock	**	1,923
*	HUT 8 CORP	Publicly-traded stock	**	1,386
*	IDACORP INC	Publicly-traded stock	**	3,081
*	IDACORP INC COM	Publicly-traded stock	**	908
*	IDEX CORP	Publicly-traded stock	**	3,436
*	INDEPENDENT BANK CORP MASS	Publicly-traded stock	**	2,983
*	INSMED INC	Publicly-traded stock	**	2,773
*	INTEGER HOLDINGS CORP	Publicly-traded stock	**	1,904
*	INTERFACE INC	Publicly-traded stock	**	1,750
*	INTERPARFUMS INC	Publicly-traded stock	**	1,869
*	JOHNSON OUTDOORS INC	Publicly-traded stock	**	941
*	KARMAN HOLDINGS INC	Publicly-traded stock	**	3,261
*	KB HOME	Publicly-traded stock	**	1,541
*	KENNAMETAL INC	Publicly-traded stock	**	1,060
*	KFORCE INC	Publicly-traded stock	**	972
*	KNIGHT-SWIFT TRANSPORTATION	Publicly-traded stock	**	2,577
*	KODIAK GAS SVCS INC COM	Publicly-traded stock	**	1,245
*	KRATOS DEFENSE & SECURITY	Publicly-traded stock	**	8,711
*	KRYSTAL BIOTECH INC	Publicly-traded stock	**	4,852
*	KURA SUSHI USA INC CLASS A	Publicly-traded stock	**	990
*	LAMB WESTON HLDGS INC	Publicly-traded stock	**	2,518
*	LANDBRIDGE CO LLC-A	Publicly-traded stock	**	147
*	LATTICE SEMICONDUCTOR CORP	Publicly-traded stock	**	3,480
*	LIFE TIME GROUP HOLDINGS INC	Publicly-traded stock	**	3,744
*	LIGHTPATH TECHNOLOGIES INC-A	Publicly-traded stock	**	632
*	LINCOLN ELEC HLDGS INC	Publicly-traded stock	**	1,525
*	LITHIA MOTORS INC	Publicly-traded stock	**	2,456
*	LITTELFUSE INC	Publicly-traded stock	**	1,916
*	LKQ CORP	Publicly-traded stock	**	2,121
*	LOVESAC CO/THE	Publicly-traded stock	**	567
*	LUMENTUM HOLDINGS INC	Publicly-traded stock	**	3,623
*	MADRIGAL PHARMACEUTICALS INC	Publicly-traded stock	**	4,721
*	MAREX GROUP PLC	Publicly-traded stock	**	1,890
*	MASTEC INC	Publicly-traded stock	**	10,601
*	MCCORMICK AND CO INC	Publicly-traded stock	**	1,826
*	MERCURY GENERAL CORP	Publicly-traded stock	**	1,987
*	MILLERKNOLL INC	Publicly-traded stock	**	1,251
*	MIRION TECHNOLOGIES INC	Publicly-traded stock	**	2,493
*	MIRUM PHARMACEUTICALS INC	Publicly-traded stock	**	709
*	MODINE MANUFACTURING CO	Publicly-traded stock	**	5,190
*	MOOG INC-CLASS A	Publicly-traded stock	**	1,363
*	MSA SAFETY INC	Publicly-traded stock	**	2,399
*	MSC INDL DIRECT INC	Publicly-traded stock	**	1,624
*	NATIONAL BK HLDGS CORP	Publicly-traded stock	**	1,597
*	NATIONAL FUEL GAS CO	Publicly-traded stock	**	2,547
*	NCINO INC	Publicly-traded stock	**	1,205

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	NETAPP INC	Publicly-traded stock	**	1,866
*	NEUROCRINE BIOSCIENCES INC	Publicly-traded stock	**	1,457
*	NEWELL BRANDS INC COM	Publicly-traded stock	**	2,044
*	NEWMARK GROUP INC-CLASS A	Publicly-traded stock	**	1,273
*	NLIGHT INC	Publicly-traded stock	**	1,153
*	NNN REIT INC COM	Publicly-traded stock	**	1,480
*	NORTHERN OIL AND GAS INC	Publicly-traded stock	**	1,048
*	NUVALENT INC-A	Publicly-traded stock	**	1,575
*	ODDITY TECH LTD-CL A	Publicly-traded stock	**	1,136
*	OLLIE`S BARGAIN OUTLET HLDG INC	Publicly-traded stock	**	3,193
*	ONDAS HOLDINGS INC	Publicly-traded stock	**	3,769
*	OSI SYSTEMS INC	Publicly-traded stock	**	3,686
*	PACKAGING CORP OF AMERICA	Publicly-traded stock	**	2,500
*	PAN AMERICAN SILVER CORP	Publicly-traded stock	**	1,268
*	PAPA JOHNS INTL INC	Publicly-traded stock	**	2,582
*	PAR TECHNOLOGY CORP/DEL	Publicly-traded stock	**	726
*	PEGASYSTEMS INC	Publicly-traded stock	**	1,869
*	PEGASYTEMS INC	Publicly-traded stock	**	2,988
*	PERMIAN RESOURCES CORP-CL A	Publicly-traded stock	**	2,514
*	PIPER SANDLER COS	Publicly-traded stock	**	1,784
*	POOL CORPORATION	Publicly-traded stock	**	2,179
*	POTLATCHDELTIC CORP	Publicly-traded stock	**	2,240
*	POTLATCHDELTIC CORPORATION COM	Publicly-traded stock	**	4,172
*	PRAXIS PRECISION MEDICINES I	Publicly-traded stock	**	2,650
*	PTC THERAPEUTICS INC	Publicly-traded stock	**	2,460
*	Q2 HOLDINGS INC	Publicly-traded stock	**	1,083
*	QUAKER HOUGHTON COM	Publicly-traded stock	**	1,683
*	QXO INC	Publicly-traded stock	**	4,763
*	RADNET INC	Publicly-traded stock	**	3,266
*	RAMBUS INC	Publicly-traded stock	**	3,896
*	RENAISSANCERE HOLDINGS LTD	Publicly-traded stock	**	1,850
*	REVOLUTION MEDICINES INC	Publicly-traded stock	**	2,487
*	REXFORD INDUSTRIAL REALTY IN	Publicly-traded stock	**	2,435
*	RHYTHM PHARMACEUTICALS INC	Publicly-traded stock	**	820
*	ROBERT HALF INTL INC	Publicly-traded stock	**	2,744
*	ROYAL GOLD INC	Publicly-traded stock	**	1,791
*	RUSH STREET INTERACTIVE INC	Publicly-traded stock	**	1,934
*	RXO INC	Publicly-traded stock	**	961
*	SCHNEIDER NATIONAL INC	Publicly-traded stock	**	2,381
*	SCHNEIDER NATIONAL INC-CL B	Publicly-traded stock	**	1,025
*	SCHOLAR ROCK HOLDING CORP	Publicly-traded stock	**	2,836
*	SCOTTS CO	Publicly-traded stock	**	1,732
*	SEACOAST BKG CORP FLA	Publicly-traded stock	**	2,763
*	SELECT MEDICAL HOLDINGS CORP	Publicly-traded stock	**	777
*	SELECT WATER SOLUTIONS INC CL A COM	Publicly-traded stock	**	1,479
*	SEMTECH CORP	Publicly-traded stock	**	5,278
*	SENSIENT TECHNOLOGIES CORP	Publicly-traded stock	**	2,492
*	SIGNET JEWELERS LTD	Publicly-traded stock	**	2,436

DUKE ENERGY RETIREMENT SAVINGS PLAN
EIN: 20-2777218 PN: 002
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Market Value (in thousands)

*	SITIME CORP	Publicly-traded stock	**	3,624
*	SMITH AND NEPHEW PLC	Publicly-traded stock	**	2,044
*	SOLENO THERAPEUTICS INC	Publicly-traded stock	**	922
*	SOUTHSTATE BANK CORP	Publicly-traded stock	**	3,141
*	SOUTHSTATE BANK CORPORATION COM	Publicly-traded stock	**	2,550
*	STEPAN CO	Publicly-traded stock	**	1,607
*	SYNDAX PHARMACEUTICALS INC	Publicly-traded stock	**	1,531
*	TELEFLEX INC	Publicly-traded stock	**	1,399
*	TENNANT CO	Publicly-traded stock	**	1,113
*	TEXAS ROADHOUSE INC	Publicly-traded stock	**	1,909
*	TG THERAPEUTICS INC	Publicly-traded stock	**	1,695
*	THOR INDS INC	Publicly-traded stock	**	1,634
*	TIMKEN CO	Publicly-traded stock	**	4,487
*	TORO CO	Publicly-traded stock	**	2,493
*	TOWER SEMICONDUCTOR LTD	Publicly-traded stock	**	1,283
*	TRANSCAT INC	Publicly-traded stock	**	1,182
*	TRANSMEDICS GROUP INC	Publicly-traded stock	**	2,658
*	TTM TECHNOLOGIES	Publicly-traded stock	**	1,694
*	UFP INDUSTRIES INC COM	Publicly-traded stock	**	1,808
*	UNITED STATES ANTIMONY CORP	Publicly-traded stock	**	461
*	UNITY SOFTWARE INC	Publicly-traded stock	**	3,798
*	UNIVERSAL DISPLAY CORP	Publicly-traded stock	**	1,826
*	UNIVERSAL TECHNICAL INSTITUT	Publicly-traded stock	**	1,605
*	US FOODS HOLDING CORP	Publicly-traded stock	**	1,310
*	V F CORP	Publicly-traded stock	**	2,502
*	VAIL RESORTS INC	Publicly-traded stock	**	1,320
*	VERRA MOBILITY CORP	Publicly-traded stock	**	2,184
*	VIPER ENERGY INC CL A	Publicly-traded stock	**	1,228
*	VISHAY INTERTECHNOLOGY INC	Publicly-traded stock	**	1,638
*	VISTEON CORP	Publicly-traded stock	**	180
*	VSE CORP	Publicly-traded stock	**	409
*	WALKER N DUNLOP INC	Publicly-traded stock	**	2,402
*	WARNER MUSIC GROUP CORP-CL A	Publicly-traded stock	**	2,075
*	WATERBRIDGE INFRASTRUC-CL A	Publicly-traded stock	**	382
*	WEATHERFORD INTL PLC	Publicly-traded stock	**	1,729
*	WERNER ENTERPRISES INC	Publicly-traded stock	**	3,414
*	WESBANCO INC	Publicly-traded stock	**	1,188
*	WESTERN ALLIANCE BANCORP	Publicly-traded stock	**	792
*	WINTRUST FINANCIAL CORP	Publicly-traded stock	**	2,666
*	XOMETRY INC-A	Publicly-traded stock	**	825
*	XPO INC	Publicly-traded stock	**	6,847
				12,425,963

*	Participant Loans	Interest Rates of 3.25% - 9.5%	– 0 –	147,667
	Total			$12,573,630
* Permitted party-in-interest
** Cost information is not required for participant-directed investments and, therefore, is not included